Related Party Transactions (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from Related Parties, Current		$ 5,027	$ 8,492
Due to Related Parties, Current	3,561	3,006	2,771
CMFG Life Insurance Company [Member]
Due from Related Parties, Current		5,001	8,492
Due to Related Parties, Current	740
CUNA Brokerage Services, Inc [Member]
Due to Related Parties, Current	2,676	2,948	2,749
Other Related Parties
Due from Related Parties, Current		26
Due to Related Parties, Current	$ 145	$ 58	$ 22